Basis of Presentation and Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 06, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net proceeds from initial offering after deducting underwriting discounts and commissions				$ 117,337
IPO [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date		Apr. 21, 2017	Apr. 21, 2017
Corporation state name		Delaware	Delaware
IPO [Member] | Class A Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Shares issued under IPO	10,416,666
Sale of stock price per share	$ 12.00
Net proceeds from initial offering after deducting underwriting discounts and commissions	$ 117,300
ACON Acquisition [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition date		Oct. 30, 2015	Oct. 30, 2015
Funko Acquisition Holdings, L.L.C. [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date		Sep. 24, 2015	Sep. 24, 2015
Funko Acquisition Holdings, L.L.C. [Member] | Common Units [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares sold	10,416,666
Funko Acquisition Holdings, L.L.C. [Member] | IPO [Member] | Class A Common Stock [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Shares issued under IPO			10,416,666
Funko Holdings LLC [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation date		May 28, 2013	May 28, 2013
Funko Holdings LLC [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage		100.00%	100.00%
Funko Holdings LLC [Member] | Funko Acquisition Holdings, L.L.C. [Member] | Funko LLC [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage		100.00%	100.00%